LOSS PER SHARE (Schedule of Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic and diluted net loss per ordinary share:
Net loss	$ 19,108	$ 17,202	$ 13,846
Shares used in computing net loss per ordinary share, basic	5,671,786	4,159,870	1,537,060
Shares used in computing net loss per ordinary share, diluted	5,671,786	4,159,870	1,537,060
Net loss per ordinary share - Basic	$ 3.37	$ 4.14	$ 9.01
Net loss per ordinary share - Diluted	$ 3.37	$ 4.14	$ 9.01